Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of key assumptions used to value the convertible notes

	December 31, 2025	September 30, 2025
Stock Price	$9.26	$9.53
Equity Volatility	60%	52.0%
Discount Rate	45%	41.0%
Risk free rate of return	3.52% - 3.54%	3.70%
Term to maturity (years)	0.57 - 0.70	0.82

Stock Price	$9.53
Equity Volatility	52.0%
Discount Rate	41.0%
Risk free rate of return	3.70%
Term to maturity (years)	0.82

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) as of September 30, 2025:

Convertible Debentures
Balance at October 1, 2024	$—
Proceeds received	4,700,000
Change in fair value	(147,347)
Balance at September 30, 2025 at fair value	$4,552,653

July notes (at amortized cost)	308,737
Convertible notes payable	$4,861,390

Schedule of changes of the convertible notes

Convertible Notes
Convertible Notes balance at September 30, 2025	$4,552,653
Change in fair value	286,680
Convertible Notes balance at December 31, 2025	4,839,333

July Notes (at amortized cost)	175,146
October Note (at amortized cost)	264,012
November Note (at amortized cost)	306,641
Balance, Convertible notes payable	$5,585,132

Convertible Debentures
Balance at October 1, 2024	$—
Proceeds received	4,700,000
Change in fair value	(147,347)
Balance at September 30, 2025 at fair value	$4,552,653

July notes (at amortized cost)	308,737
Convertible notes payable	$4,861,390